Stock-Based Compensation (Unrecognized Cost Of Non-Vested Stock Options And Units) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized cost of non-vested stock	$ 0.9
Weighted-average remaining contractual life in years	9 months 18 days
Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized cost of non-vested stock	$ 10.6
Weighted-average remaining contractual life in years	1 year